Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000005527
Average Annual Return [Line Items]
Average Annual Return, Percent	11.19%	3.82%	3.95%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.23%	4.18%	4.29%
J.P. Morgan Global High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.03%	4.25%	4.39%